Vessels, Net, Acquisitions (Predecessor) (Details) - USD ($)		6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 03, 2015	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Vessels, Net [Abstract]
Depreciation expense			$ 1,903,000	$ 9,078,000
Vessels [Member]
Vessels, Net [Abstract]
Additions			80,648,000	95,051,000
Depreciation expense			$ 1,903,000	$ 7,101,000
United Maritime Predecessor [Member]
Vessels, Net [Abstract]
Depreciation expense		$ 400,285			$ 756,765	$ 758,839
United Maritime Predecessor [Member] | Gloriuship [Member]
Vessels, Net [Abstract]
Additions	$ 16,833,520
United Maritime Predecessor [Member] | Vessels [Member]
Vessels, Net [Abstract]
Additions					0
Depreciation expense		$ 400,285			$ 756,765	$ 758,839